UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/16

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Common Stocks 92.3%
Argentina 0.5%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	2,037	$50,925
MercadoLibre Inc.	Internet Software & Services	1,200	221,964
			272,889
Belgium 1.4%
Anheuser-Busch InBev SA/NV	Beverages	5,223	684,396

Brazil 2.1%
CETIP SA - Mercados Organizados	Capital Markets	22,000	290,247
M Dias Branco SA	Food Products	9,100	372,097
Mahle-Metal Leve SA	Auto Components	20,500	146,329
Totvs SA	Software	24,600	229,939
			1,038,612
Cambodia 0.7%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	576,000	378,735

China 19.7%
[b] Alibaba Group Holding Ltd., ADR	Internet Software & Services	1,530	161,859
[b] Baidu Inc., ADR	Internet Software & Services	5,370	977,716
Bloomage Biotechnology Corp. Ltd.	Chemicals	54,000	91,063
Brilliance China Automotive Holdings Ltd.	Automobiles	2,072,000	2,324,083
China Life Insurance Co. Ltd., H	Insurance	83,000	214,018
China Mobile Ltd.	Wireless Telecommunication
	Services	60,000	725,986
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	1,138,500	829,324
COSCO Shipping Ports Ltd.	Transportation Infrastructure	165,400	169,529
Dah Chong Hong Holdings Ltd.	Distributors	439,100	177,195
NetEase Inc., ADR	Internet Software & Services	2,908	700,188
Ping An Insurance Group Co. of China Ltd., A	Insurance	37,000	189,448
Poly Culture Group Corp. Ltd., H	Media	57,500	148,636
Tencent Holdings Ltd.	Internet Software & Services	95,300	2,617,069
Uni-President China Holdings Ltd.	Food Products	802,800	569,263
Weifu High-Technology Co. Ltd., B	Auto Components	34,200	75,090
			9,970,467
Czech Republic 0.2%
[b] Moneta Money Bank AS	Banks	38,200	121,699

Hong Kong 3.5%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	68,919	489,325
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	413,800	718,089
Sands China Ltd.	Hotels, Restaurants & Leisure	126,000	546,636
			1,754,050
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	25,121	510,597

India 9.2%
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	3,324	95,370
Biocon Ltd.	Biotechnology	59,756	838,120
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	12,288	170,492
ICICI Bank Ltd.	Banks	240,470	911,024
Infosys Ltd.	IT Services	40,960	637,604
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	133,700	515,564
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	37,700	613,848
Tata Chemicals Ltd.	Chemicals	51,000	401,984
Tata Consultancy Services Ltd.	IT Services	6,156	224,832
Tata Motors Ltd., A	Automobiles	52,906	270,665
			4,679,503
Indonesia 4.0%
Astra International Tbk PT	Automobiles	2,111,600	1,334,817

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

Bank Danamon Indonesia Tbk PT	Banks	891,700	276,713
Semen Indonesia (Persero) Tbk PT	Construction Materials	519,100	401,725
			2,013,255
Kenya 0.4%
Equity Group Holdings Ltd.	Banks	579,300	185,856

Mexico 0.8%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	19,100	218,504
Nemak SAB de CV	Auto Components	137,500	151,403
[b] Telesites SAB de CV	Diversified Telecommunication
	Services	19,500	11,012
			380,919
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	37,557	17,892

Pakistan 1.1%
Habib Bank Ltd.	Banks	268,700	568,228

Philippines 0.3%
BDO Unibank Inc.	Banks	42,700	97,075
[b] Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	324,200	30,610
			127,685
Russia 3.2%
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	6,750	328,658
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	200	9,738
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	20,799	364,815
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	16,400	262,072
[b] Yandex NV, A	Internet Software & Services	32,204	677,894
			1,643,177
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	6,452	72,830

South Africa 7.9%
Massmart Holdings Ltd.	Food & Staples Retailing	30,309	262,377
MTN Group Ltd.	Wireless Telecommunication
	Services	20,188	172,922
Naspers Ltd., N	Media	15,915	2,756,627
Remgro Ltd.	Diversified Financial Services	46,655	781,020
			3,972,946
South Korea 15.6%
Daelim Industrial Co. Ltd.	Construction & Engineering	8,526	642,238
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	8,416	729,542
Hankook Tire Co. Ltd.	Auto Components	4,960	267,710
Hanon Systems	Auto Components	30,095	339,088
Hite Jinro Co. Ltd.	Beverages	7,270	148,963
Hyundai Development Co-Engineering & Construction	Construction & Engineering	22,780	1,061,860
Hyundai Wia Corp.	Auto Components	2,500	196,722
iMarketkorea Inc.	Trading Companies & Distributors	15,123	176,578
Interpark Holdings Corp.	Internet & Catalog Retail	9,693	44,478
KT Skylife Co. Ltd.	Media	44,030	640,125
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	2,052	2,979,547
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	18,800	686,721
			7,913,572
Taiwan 11.2%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	66,000	536,834
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	425,920	1,075,384
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	3,000	362,428

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	218,000	561,565
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	535,000	3,120,505
			5,656,716
Thailand 4.3%
Kasikornbank PCL, fgn.	Banks	112,900	611,991
Land and Houses PCL, fgn.	Real Estate Management &
	Development	1,107,300	310,518
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	135,700	317,771
Siam Commercial Bank PCL, fgn.	Banks	51,100	218,641
Thai Beverage PCL, fgn.	Beverages	992,200	705,907
			2,164,828
United Kingdom 4.4%
Unilever PLC	Personal Products	47,201	2,236,843
United States 0.7%
[b] IMAX Corp.	Media	11,494	332,981

Total Common Stocks (Cost $38,176,924)			46,698,676
Participatory Notes 1.2%
Saudi Arabia 1.2%
[b] Deutsche Bank AG/London, Samba Financial Group, 8/03/20	Banks	35,277	165,960
[b] HSBC Bank PLC, Saudi Basic Industries Corp., 1/22/18	Chemicals	20,305	439,736
Total Participatory Notes (Cost $631,764)			605,696
Preferred Stocks 4.5%
Brazil 4.5%
[c] Banco Bradesco SA, 3.835%, ADR, pfd.	Banks	90,120	817,388
[c] Itau Unibanco Holding SA, 3.569%, ADR, pfd.	Banks	134,042	1,466,420
Total Preferred Stocks (Cost $1,411,257)			2,283,808
Total Investments before Short Term Investments (Cost $40,219,945)			49,588,180

Short Term Investments (Cost $997,132) 2.0%
Money Market Funds 2.0%
United States 2.0%
[b,d] Institutional Fiduciary Trust Money Market Portfolio		997,132	997,132
Total Investments (Cost $41,217,077) 100.0%			50,585,312
Other Assets, less Liabilities 0.0%†			680
Net Assets 100.0%			$50,585,992

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2016, the aggregate value of these securities was $415,740, representing 0.8% of net assets.
b Non-income producing.
c Variable rate security. The rate shown represents the yield at period end.
d See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited)

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks 94.8%
Belgium 1.9%
Barco NV	Electronic Equipment, Instruments
	& Components	183,910	$14,436,462
Ontex Group NV	Personal Products	183,400	5,820,403
			20,256,865
Bermuda 1.4%
Axis Capital Holdings Ltd.	Insurance	261,330	14,198,059

Brazil 1.5%
Grendene SA	Textiles, Apparel & Luxury Goods	1,014,700	5,578,945
M Dias Branco SA	Food Products	255,000	10,426,897
			16,005,842
Canada 6.3%
[a,b] Aritzia Inc.	Textiles, Apparel & Luxury Goods	60,000	731,456
[c] Badger Daylighting Ltd.	Construction & Engineering	659,200	14,239,263
Canaccord Genuity Group Inc.	Capital Markets	1,228,438	4,408,505
Dorel Industries Inc., B	Household Durables	189,000	5,086,274
Enerflex Ltd.	Energy Equipment & Services	616,100	6,604,844
[c] Genworth MI Canada Inc.	Thrifts & Mortgage Finance	275,000	7,073,793
HudBay Minerals Inc.	Metals & Mining	292,235	1,155,625
Laurentian Bank of Canada	Banks	149,900	5,598,764
Mullen Group Ltd.	Energy Equipment & Services	854,000	10,710,381
Russel Metals Inc.	Trading Companies & Distributors	319,500	5,100,023
Shawcor Ltd., A	Energy Equipment & Services	218,400	5,386,573
			66,095,501
China 3.5%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	778,500	7,823,793
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	11,103,500	3,507,265
Goodbaby International Holdings Ltd.	Household Products	15,905,600	8,243,634
Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	13,024,300	6,884,634
Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	1,041,400	5,102,039
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	10,077,300	4,703,221
			36,264,586
Colombia 1.0%
[a] Gran Tierra Energy Inc. (CAD Traded)	Oil, Gas & Consumable Fuels	2,863,400	8,574,164
[a] Gran Tierra Energy Inc. (USD Traded)	Oil, Gas & Consumable Fuels	449,100	1,351,791
			9,925,955
Finland 4.0%
Amer Sports OYJ	Leisure Products	672,512	20,572,033
Huhtamaki OYJ	Containers & Packaging	444,240	20,698,364
			41,270,397
France 0.4%
Beneteau S.A.	Leisure Products	426,015	4,342,314

Germany 6.4%
Gerresheimer AG	Life Sciences Tools & Services	242,500	20,610,802
Grand City Properties SA	Real Estate Management &
	Development	659,580	12,897,507
Jenoptik AG	Electronic Equipment, Instruments
	& Components	677,550	12,388,478
Rational AG	Machinery	40,860	20,479,638
			66,376,425
Hong Kong 6.7%
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,586,000	8,784,286
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,337,000	4,282,608
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,949,062	5,011,202

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)
Techtronic Industries Co. Ltd.	Household Durables	4,506,000	17,602,584
Value Partners Group Ltd.	Capital Markets	12,874,000	13,212,019
Vinda International Holdings Ltd.	Household Products	2,844,700	5,596,720
VTech Holdings Ltd.	Communications Equipment	1,371,400	15,638,842
			70,128,261
India 1.9%
Dewan Housing Finance Corp. Ltd.	Thrifts & Mortgage Finance	3,420,652	14,585,841
Jain Irrigation Systems Ltd.	Machinery	3,634,341	4,889,916
			19,475,757
Italy 2.1%
Azimut Holding SpA	Capital Markets	246,707	3,631,967
Interpump Group SpA	Machinery	1,063,400	18,128,893
			21,760,860
Japan 20.0%
Anritsu Corp.	Electronic Equipment, Instruments
	& Components	1,033,600	5,873,365
Asahi Co. Ltd.	Specialty Retail	364,600	4,517,709
Asics Corp.	Textiles, Apparel & Luxury Goods	889,400	17,750,271
Bunka Shutter Co. Ltd.	Building Products	411,300	3,246,091
Capcom Co. Ltd.	Software	307,000	7,495,931
Daibiru Corp.	Real Estate Management &
	Development	890,400	8,063,801
Descente Ltd.	Textiles, Apparel & Luxury Goods	710,271	9,116,190
Dowa Holdings Co. Ltd.	Metals & Mining	1,733,000	12,018,932
Fuji Oil Holdings Inc.	Food Products	503,300	10,253,189
IDOM Inc.	Specialty Retail	847,100	4,721,664
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	392,500	20,367,484
Koshidaka Holdings Co. Ltd.	Hotels, Restaurants & Leisure	200,000	3,391,703
KYB Corp.	Auto Components	1,212,000	5,368,599
[a] Laox Co. Ltd.	Specialty Retail	542,900	3,872,310
MEITEC Corp.	Professional Services	471,900	16,503,581
Nachi-Fujikoshi Corp.	Machinery	1,573,000	5,710,689
Nihon Parkerizing Co. Ltd.	Chemicals	409,100	5,904,536
Shinko Plantech Co. Ltd.	Energy Equipment & Services	710,800	5,041,831
Square Enix Holdings Co. Ltd.	Software	167,100	5,720,288
Sumitomo Rubber Industries Ltd.	Auto Components	1,019,900	15,273,597
TechnoPro Holdings Inc.	Professional Services	216,000	8,108,124
Tsugami Corp.	Machinery	1,116,000	5,791,111
Tsumura & Co.	Pharmaceuticals	682,800	19,298,792
[a] Ushio Inc.	Electrical Equipment	481,800	5,485,100
			208,894,888
Luxembourg 1.1%
[a] Stabilus SA	Machinery	209,400	11,789,719

Netherlands 5.6%
Aalberts Industries NV	Machinery	578,878	19,743,984
Accell Group NV	Leisure Products	279,655	7,113,644
Arcadis NV	Construction & Engineering	751,341	10,816,214
Beter Bed Holding NV	Specialty Retail	229,840	5,142,638
[d] Refresco Group NV, Reg S	Beverages	953,792	15,863,698
			58,680,178
Norway 0.5%
Tomra Systems ASA	Commercial Services & Supplies	476,090	5,528,168

Philippines 0.9%
Metropolitan Bank & Trust Co.	Banks	2,045,796	3,613,193
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	55,273,900	6,168,630
			9,781,823
Poland 0.6%
CCC SA	Textiles, Apparel & Luxury Goods	138,140	6,396,960

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

South Korea 4.3%
BNK Financial Group Inc.	Banks	1,277,989	9,963,468
DGB Financial Group Inc.	Banks	1,674,676	13,740,885
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	86,743	5,848,365
KIWOOM Securities Co. Ltd.	Capital Markets	74,825	4,868,060
Korea Investment Holdings Co. Ltd.	Capital Markets	288,726	10,690,786
			45,111,564
Spain 2.0%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	28,166	11,325,427
Tecnicas Reunidas SA	Energy Equipment & Services	233,543	9,105,898
			20,431,325
Sweden 3.7%
Bulten AB	Auto Components	609,303	6,927,733
Cloetta AB, B	Food Products	1,513,200	5,487,947
Duni AB	Household Durables	438,264	6,669,596
Tethys Oil AB	Oil, Gas & Consumable Fuels	19,200	135,460
[d] The Thule Group AB, Reg S	Leisure Products	1,102,320	18,832,090
			38,052,826
Switzerland 4.2%
[a] Basilea Pharmaceutica AG	Biotechnology	63,600	5,035,095
Bucher Industries AG	Machinery	55,900	13,990,107
[c] Logitech International SA	Technology Hardware, Storage &
	Peripherals	374,720	8,416,211
Vontobel Holding AG	Capital Markets	333,970	16,606,528
			44,047,941
Taiwan 4.3%
Casetek Holdings Ltd.	Technology Hardware, Storage &
	Peripherals	1,073,000	3,909,425
Chicony Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	4,990,603	12,648,369
Giant Manufacturing Co. Ltd.	Leisure Products	1,760,482	12,434,610
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	1,520,918	5,006,697
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	5,048,000	11,245,026
			45,244,127
Thailand 1.2%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	8,859,700	2,919,936
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	5,741,800	3,983,903
TISCO Financial Group PCL	Banks	2,152,500	3,267,021
TISCO Financial Group PCL, fgn.	Banks	1,339,800	2,033,521
			12,204,381
United Kingdom 9.3%
Bellway PLC	Household Durables	151,010	4,639,028
Bovis Homes Group PLC	Household Durables	365,390	4,145,920
Devro PLC	Food Products	1,374,730	4,238,324
DFS Furniture PLC	Household Durables	2,652,200	8,704,717
Dignity PLC	Diversified Consumer Services	202,654	7,366,048
Foxtons Group PLC	Real Estate Management &
	Development	3,409,173	4,431,897
Greggs PLC	Food & Staples Retailing	1,010,960	13,293,158
Laird PLC	Electronic Equipment, Instruments
	& Components	2,420,850	9,960,799
[a] LivaNova PLC	Health Care Equipment & Supplies	178,921	10,754,941
Man Group PLC	Capital Markets	6,942,151	10,136,516
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	707,786	5,814,399
SIG PLC	Trading Companies & Distributors	3,565,503	5,377,207

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

[a] Vectura Group PLC	Pharmaceuticals	4,244,642	7,623,372
			96,486,326
Total Common Stocks (Cost $826,598,514)			988,751,048
Preferred Stocks (Cost $4,891,169) 0.5%
Brazil 0.5%
[e] Alpargatas SA, 6.285%, pfd.	Textiles, Apparel & Luxury Goods	1,697,700	5,045,776

Total Investments before Short Term Investments (Cost $831,489,683)			993,796,824

		Principal Amount
Short Term Investments (Cost $64,393,315) 6.2%
U.S. Government and Agency Securities 4.2%
United States 4.2%
[f] FHLB, 10/03/16		$8,300,000	8,300,000
[f] FHLMC, 10/03/16		35,600,000	35,600,000
Total U.S. Government and Agency Securities (Cost $43,899,337)			43,900,000
Total Investments before Money Market Funds (Cost $875,389,020)			1,037,696,824
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$20,493,978) 2.0%
Money Market Funds 2.0%
United States 2.0%
[a,g] Institutional Fiduciary Trust Money Market Portfolio		20,493,978	20,493,978
Total Investments (Cost $895,882,998) 101.5%			1,058,190,802
Other Assets, less Liabilities (1.5)%			(15,753,867)
Net Assets 100.0%			$1,042,436,935

a Non-income producing.
b Security purchased on a delayed delivery basis.
c A portion or all of the security is on loan at September 30, 2016.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2016, the aggregate value of these securities was $34,695,788 representing 3.3% of net assets.
e Variable rate security. The rate shown represents the yield at period end.
f The security was issued on a discount basis with no stated coupon rate.
g See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS

Currency
CAD	-	Canadian Dollar
USD	-	United States Dollar
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited)

Global Equity Series	Industry	Shares	Value
Common Stocks 94.7%
Austria 0.5%
UNIQA Insurance Group AG	Insurance	193,098	$1,255,366

Belgium 0.4%
UCB SA	Pharmaceuticals	15,310	1,184,246

China 4.9%
[a] Baidu Inc., ADR	Internet Software & Services	10,880	1,980,921
China Life Insurance Co. Ltd., H	Insurance	561,000	1,446,557
China Mobile Ltd.	Wireless Telecommunication
	Services	64,500	780,435
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	6,644,000	3,349,261
CRRC Corp. Ltd., H	Machinery	337,400	304,499
GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	2,239,000	297,327
Haier Electronics Group Co. Ltd.	Household Durables	740,000	1,223,101
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	1,612,000	1,234,508
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	522,700	1,408,450
Sinopharm Group Co. Ltd.	Health Care Providers & Services	308,400	1,481,096
			13,506,155
France 8.0%
AXA SA	Insurance	128,695	2,739,244
BNP Paribas SA	Banks	71,240	3,664,324
Cie Generale des Etablissements Michelin, B	Auto Components	24,128	2,669,748
Compagnie de Saint-Gobain	Building Products	60,980	2,636,323
Credit Agricole SA	Banks	271,750	2,680,737
Sanofi	Pharmaceuticals	30,800	2,341,226
Technip SA	Energy Equipment & Services	25,550	1,569,745
Total SA, B	Oil, Gas & Consumable Fuels	50,790	2,406,971
Zodiac Aerospace	Aerospace & Defense	54,520	1,328,018
			22,036,336
Germany 6.8%
Bayer AG	Pharmaceuticals	22,290	2,240,177
[a] Deutsche Boerse AG	Capital Markets	13,890	1,126,232
Deutsche Lufthansa AG	Airlines	157,750	1,755,953
HeidelbergCement AG	Construction Materials	13,270	1,254,020
Lanxess AG	Chemicals	59,020	3,667,865
Merck KGaA	Pharmaceuticals	25,460	2,744,172
Metro AG	Food & Staples Retailing	42,610	1,268,477
[a] MorphoSys AG	Life Sciences Tools & Services	25,710	1,075,538
SAP SE	Software	20,650	1,877,868
Siemens AG, ADR	Industrial Conglomerates	13,648	1,601,183
			18,611,485
Hong Kong 0.5%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	113,540	1,443,339

India 0.2%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	21,066	441,046

Ireland 1.3%
CRH PLC	Construction Materials	106,590	3,565,426

Israel 1.4%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	84,486	3,887,201

Italy 1.6%
Eni SpA	Oil, Gas & Consumable Fuels	211,783	3,051,182

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

UniCredit SpA	Banks	576,974	1,343,492
			4,394,674
Japan 8.8%
IHI Corp.	Machinery	491,000	1,404,725
INPEX Corp.	Oil, Gas & Consumable Fuels	156,600	1,404,634
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	339,200	2,844,374
Nissan Motor Co. Ltd.	Automobiles	362,600	3,515,286
Omron Corp.	Electronic Equipment, Instruments
	& Components	78,600	2,795,373
Panasonic Corp.	Household Durables	132,300	1,307,795
SoftBank Group Corp.	Wireless Telecommunication
	Services	49,300	3,172,048
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	145,000	1,983,352
Suntory Beverage & Food Ltd.	Beverages	63,700	2,733,636
[a] Toshiba Corp.	Industrial Conglomerates	531,000	1,754,896
Toyota Motor Corp.	Automobiles	22,400	1,277,064
			24,193,183
Netherlands 2.3%
Akzo Nobel NV	Chemicals	39,640	2,685,765
NN Group NV	Insurance	68,630	2,109,407
[a] QIAGEN NV	Life Sciences Tools & Services	59,170	1,629,466
			6,424,638
Norway 1.0%
Telenor ASA	Diversified Telecommunication
	Services	158,980	2,728,715

Portugal 1.4%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	285,780	3,906,906

Singapore 0.7%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	620,704	1,807,390

South Korea 4.2%
Hana Financial Group Inc.	Banks	59,965	1,517,467
Hyundai Mobis Co. Ltd.	Auto Components	10,152	2,536,766
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	5,274	7,657,959
			11,712,192
Spain 0.8%
Telefonica SA	Diversified Telecommunication
	Services	216,981	2,198,247

Sweden 0.2%
Getinge AB, B	Health Care Equipment & Supplies	32,710	634,346

Switzerland 3.8%
ABB Ltd.	Electrical Equipment	136,320	3,060,832
[a] Basilea Pharmaceutica AG	Biotechnology	13,650	1,080,646
[a] Glencore PLC	Metals & Mining	688,750	1,894,789
Roche Holding AG	Pharmaceuticals	12,400	3,076,543
UBS Group AG	Capital Markets	100,110	1,363,520
			10,476,330
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor
	Equipment	64,870	1,984,373

Thailand 0.7%
Bangkok Bank PCL, NVDR	Banks	425,900	2,000,831

United Kingdom 12.2%
Aviva PLC	Insurance	245,740	1,403,712

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

BAE Systems PLC	Aerospace & Defense	274,780	1,867,122
Barclays PLC	Banks	1,002,590	2,181,582
BP PLC	Oil, Gas & Consumable Fuels	936,690	5,465,937
GlaxoSmithKline PLC	Pharmaceuticals	116,330	2,478,481
HSBC Holdings PLC	Banks	518,400	3,819,652
Kingfisher PLC	Specialty Retail	284,080	1,388,427
Petrofac Ltd.	Energy Equipment & Services	122,490	1,416,049
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	165,130	4,276,222
Sky PLC	Media	202,900	2,352,208
[a] Standard Chartered PLC	Banks	254,235	2,071,375
[a] Subsea 7 SA	Energy Equipment & Services	187,200	2,010,812
Vodafone Group PLC	Wireless Telecommunication
	Services	1,027,702	2,955,201
			33,686,780
United States 32.3%
Allegheny Technologies Inc.	Metals & Mining	90,730	1,639,491
[a] Allergan PLC	Pharmaceuticals	16,170	3,724,113
[a] Alphabet Inc., A	Internet Software & Services	5,250	4,221,315
American International Group Inc.	Insurance	47,200	2,800,848
Amgen Inc.	Biotechnology	23,750	3,961,737
Apache Corp.	Oil, Gas & Consumable Fuels	45,360	2,897,143
Apple Inc.	Technology Hardware, Storage &
	Peripherals	43,050	4,866,802
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	55,250	1,665,788
Baker Hughes Inc.	Energy Equipment & Services	32,010	1,615,545
Capital One Financial Corp.	Consumer Finance	46,850	3,365,236
[a] Celgene Corp.	Biotechnology	18,870	1,972,481
Citigroup Inc.	Banks	90,830	4,289,901
Comcast Corp., A	Media	66,630	4,420,234
ConocoPhillips	Oil, Gas & Consumable Fuels	48,670	2,115,685
Devon Energy Corp.	Oil, Gas & Consumable Fuels	18,840	831,032
Eastman Chemical Co.	Chemicals	17,390	1,176,955
General Motors Co.	Automobiles	61,320	1,948,136
Gilead Sciences Inc.	Biotechnology	46,430	3,673,542
Halliburton Co.	Energy Equipment & Services	44,520	1,998,058
JPMorgan Chase & Co.	Banks	70,080	4,666,627
[a] Knowles Corp.	Electronic Equipment, Instruments
	& Components	105,290	1,479,325
Medtronic PLC	Health Care Equipment & Supplies	26,360	2,277,504
Microsoft Corp.	Software	113,160	6,518,016
Morgan Stanley	Capital Markets	97,920	3,139,315
Oracle Corp.	Software	97,640	3,835,299
Pfizer Inc.	Pharmaceuticals	38,400	1,300,608
Rockwell Collins Inc.	Aerospace & Defense	15,000	1,265,100
Stanley Black & Decker Inc.	Machinery	20,710	2,546,916
SunTrust Banks Inc.	Banks	63,970	2,801,886
Twenty-First Century Fox Inc., A	Media	67,420	1,632,912
Voya Financial Inc.	Diversified Financial Services	70,730	2,038,439
Walgreens Boots Alliance Inc.	Food & Staples Retailing	30,670	2,472,615
			89,158,604
Total Common Stocks (Cost $237,321,772)			261,237,809
Preferred Stocks (Cost $1,792,160) 0.3%
Germany 0.3%
[b] Draegerwerk AG & Co. KGAA, 0.30%, pfd.	Health Care Equipment & Supplies	14,400	1,031,810

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $239,113,932)		262,269,619

Short Term Investments 4.5%
	Principal Amount
Time Deposits 4.5%
United States 4.5%
Bank of Montreal, 0.25%, 10/03/16	$7,000,000	7,000,000
Royal Bank of Canada, 0.28%, 10/03/16	5,400,000	5,400,000
Total Time Deposits (Cost $12,400,000)		12,400,000
Total Investments (Cost $251,513,932) 99.5%		274,669,619
Other Assets, less Liabilities 0.5%		1,260,319
Net Assets 100.0%		$275,929,938

a Non-income producing.
b Variable rate security. The rate shown represents the yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited)

International Equity Series	Industry	Shares	Value
Common Stocks 98.7%
Brazil 0.2%
Embraer SA, ADR	Aerospace & Defense	686,162	$11,843,156

Canada 1.2%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,961,160	54,421,462

China 7.0%
[a] Baidu Inc., ADR	Internet Software & Services	222,760	40,557,913
China Life Insurance Co. Ltd., H	Insurance	14,028,000	36,171,653
China Mobile Ltd.	Wireless Telecommunication
	Services	4,542,440	54,962,451
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	120,826,040	60,908,780
CRRC Corp. Ltd., H	Machinery	20,130,280	18,167,303
[b] GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	184,823,370	24,543,512
Haier Electronics Group Co. Ltd.	Household Durables	22,476,700	37,150,373
Sinopharm Group Co. Ltd.	Health Care Providers & Services	11,708,000	56,227,865
			328,689,850
France 9.9%
AXA SA	Insurance	2,567,760	54,654,189
BNP Paribas SA	Banks	1,625,740	83,622,097
Cie Generale des Etablissements Michelin, B	Auto Components	723,389	80,042,526
Compagnie de Saint-Gobain	Building Products	1,108,900	47,940,617
Sanofi	Pharmaceuticals	890,849	67,716,850
Technip SA	Energy Equipment & Services	338,313	20,785,325
Total SA, B	Oil, Gas & Consumable Fuels	1,473,153	69,813,676
Zodiac Aerospace	Aerospace & Defense	1,557,730	37,943,758
			462,519,038
Germany 11.1%
Bayer AG	Pharmaceuticals	691,966	69,543,579
[a] Deutsche Boerse AG	Capital Markets	338,220	27,423,613
Deutsche Lufthansa AG	Airlines	2,372,280	26,406,417
Deutsche Post AG	Air Freight & Logistics	714,617	22,341,870
HeidelbergCement AG	Construction Materials	517,130	48,868,965
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	2,820,144	50,328,135
Lanxess AG	Chemicals	775,560	48,198,063
Merck KGaA	Pharmaceuticals	702,818	75,752,299
Metro AG	Food & Staples Retailing	1,362,170	40,551,070
SAP SE	Software	616,841	56,094,226
Siemens AG	Industrial Conglomerates	461,400	54,029,924
			519,538,161
Hong Kong 2.5%
AIA Group Ltd.	Insurance	5,125,110	34,062,339
Cheung Kong Property Holdings Ltd.	Real Estate Management &
	Development	3,370,243	24,593,495
CK Hutchison Holdings Ltd.	Industrial Conglomerates	4,737,743	60,226,970
			118,882,804
India 1.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	2,379,425	49,816,543

Ireland 2.0%
CRH PLC	Construction Materials	2,832,722	94,110,768

Israel 1.7%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,701,069	78,266,185

Quarterly Statement of Investments | See Notes to Statements of Investments

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

Italy 2.7%
Eni SpA	Oil, Gas & Consumable Fuels	3,061,580	44,108,540
Intesa Sanpaolo SpA	Banks	9,227,076	20,469,173
Tenaris SA	Energy Equipment & Services	2,738,869	39,028,294
UniCredit SpA	Banks	10,502,215	24,454,552
			128,060,559
Japan 9.3%
INPEX Corp.	Oil, Gas & Consumable Fuels	4,369,500	39,192,516
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	2,877,100	24,126,030
Nissan Motor Co. Ltd.	Automobiles	7,153,800	69,353,714
Omron Corp.	Electronic Equipment, Instruments
	& Components	1,073,300	38,171,425
SoftBank Group Corp.	Wireless Telecommunication
	Services	838,900	53,976,282
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	3,151,000	43,100,296
Sumitomo Rubber Industries Ltd.	Auto Components	1,876,200	28,097,189
Suntory Beverage & Food Ltd.	Beverages	1,542,800	66,208,060
[a] Toshiba Corp.	Industrial Conglomerates	12,188,000	40,279,978
Toyota Motor Corp.	Automobiles	599,520	34,179,708
			436,685,198
Mexico 0.2%
Industrias Penoles SA	Metals & Mining	493,070	11,799,401

Netherlands 6.9%
Akzo Nobel NV	Chemicals	1,054,230	71,428,200
[a] ASR Nederland NV	Insurance	2,419,060	49,232,756
ING Groep NV	Banks	6,404,490	79,099,055
NN Group NV	Insurance	1,134,150	34,859,157
[a] QIAGEN NV	Life Sciences Tools & Services	1,557,221	42,883,874
SBM Offshore NV	Energy Equipment & Services	3,274,427	46,531,087
			324,034,129
Norway 2.4%
Statoil ASA	Oil, Gas & Consumable Fuels	2,499,360	41,897,455
Telenor ASA	Diversified Telecommunication
	Services	4,038,258	69,312,214
			111,209,669
Singapore 3.3%
DBS Group Holdings Ltd.	Banks	4,275,613	48,262,934
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	25,405,460	73,976,585
United Overseas Bank Ltd.	Banks	2,491,700	34,413,020
			156,652,539
South Korea 6.2%
Hana Financial Group Inc.	Banks	860,218	21,768,568
Hyundai Mobis Co. Ltd.	Auto Components	244,635	61,129,019
Hyundai Motor Co.	Automobiles	224,888	27,688,646
KB Financial Group Inc.	Banks	1,021,878	35,144,800
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	99,086	143,874,959
			289,605,992
Spain 0.9%
Telefonica SA	Diversified Telecommunication
	Services	4,389,362	44,468,879

Sweden 0.8%
Getinge AB, B	Health Care Equipment & Supplies	2,003,891	38,861,499

Switzerland 6.6%
[a] Glencore PLC	Metals & Mining	22,002,070	60,528,905
Novartis AG	Pharmaceuticals	583,334	45,881,214
Roche Holding AG	Pharmaceuticals	417,760	103,649,724

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)
Swiss Re AG	Insurance	552,075	49,816,620
UBS Group AG	Capital Markets	3,524,490	48,004,327
			307,880,790
Taiwan 1.9%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	4,706,000	38,277,893
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	8,553,492	49,890,131
			88,168,024
Thailand 0.9%
Bangkok Bank PCL, fgn.	Banks	591,300	2,777,862
Bangkok Bank PCL, NVDR	Banks	8,838,100	41,520,418
			44,298,280
United Kingdom 18.8%
Aviva PLC	Insurance	5,949,499	33,984,630
BAE Systems PLC	Aerospace & Defense	8,117,931	55,161,095
Barclays PLC	Banks	20,017,500	43,557,007
BP PLC	Oil, Gas & Consumable Fuels	22,635,351	132,085,755
Carillion PLC	Construction & Engineering	4,776,760	15,355,579
GlaxoSmithKline PLC	Pharmaceuticals	2,632,122	56,078,943
HSBC Holdings PLC	Banks	9,598,103	70,720,324
International Consolidated Airlines Group SA	Airlines	3,288,000	17,003,691
Johnson Matthey PLC	Chemicals	565,370	24,149,747
Kingfisher PLC	Specialty Retail	9,759,311	47,698,150
[a] LivaNova PLC	Health Care Equipment & Supplies	698,900	42,010,879
Petrofac Ltd.	Energy Equipment & Services	4,452,930	51,478,212
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,518,828	39,331,716
[b] Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,295,321	68,431,808
Sky PLC	Media	2,993,400	34,702,320
[a] Standard Chartered PLC	Banks	7,090,011	57,765,722
[a] Tesco PLC	Food & Staples Retailing	14,697,930	34,869,428
Vodafone Group PLC	Wireless Telecommunication
	Services	19,540,174	56,188,611
			880,573,617
United States 1.1%
Chubb Ltd.	Insurance	411,400	51,692,410

Total Common Stocks (Cost $3,694,641,393)			4,632,078,953

Short Term Investments 1.2%
Money Market Funds (Cost $39,492,992) 0.8%
United States 0.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio		39,492,992	39,492,992

Investments from Cash Collateral Received for Loaned Securities (Cost
$16,280,775) 0.4%
Money Market Funds 0.4%
United States 0.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio		16,280,775	16,280,775

Total Investments (Cost $3,750,415,161) 99.9%			4,687,852,720

Other Assets, less Liabilities 0.1%			5,503,084
Net Assets 100.0%			$4,693,355,804

a Non-income producing.
b A portion or all of the security is on loan at September 30, 2016.
c See Note 5 regarding investments in affiliated management investment companies.

Templeton Institutional Funds

Statement of Investments, September 30, 2016 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

Effective June 30, 2016, Foreign Equity Series was renamed International Equity Series.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets	Foreign Smaller	Global Equity	International
	Series	Companies Series	Series	Equity Series

Cost of investments	$43,614,117	$898,437,052	$253,242,195	$3,831,946,976

Unrealized appreciation	$11,260,584	$238,732,589	$43,545,541	$1,265,036,315
Unrealized depreciation	(4,289,389)	(78,978,839)	(22,118,117)	(409,130,571)
Net unrealized appreciation (depreciation)	$6,971,195	$159,753,750	$21,427,424	$855,905,744

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2016, certain or all Funds held investments in affiliated management investment companies as follows:

								% of Affiliated
	Number of							Fund Shares
	Shares Held			Number of				Outstanding
	at Beginning	Gross	Gross Shares Held at		Value at End	Investment	Realized	Held at End of
	of Period	Additions	Reductions	End of Period	of Period	Income	Gain (Loss)	Period
Emerging Markets Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	3,729,378	11,519,812	(14,252,058)	997,132	$997,132	$-	$-	- a

Foreign Smaller Companies Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	12,433,800	94,060,641	(86,000,463)	20,493,978	$20,493,978	$-	$-	0.1%

Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	8,533,077	(8,533,077)	-	$-	$-	$-	-

International Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	129,523,830	1,240,355,528	(1,314,105,591)	55,773,767	$55,773,767	$-	$-	0.4%

[a] Rounds to less than 0.1%.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$1,052,447	$590,730	$	- $	1,643,177
All Other Equity Investments[b]	47,339,307	-		-	47,339,307
Participatory Notes	-	605,696		-	605,696
Short Term Investments	997,132	-		-	997,132
Total Investments in Securities	$49,388,886	$1,196,426	$	- $	50,585,312

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$993,796,824	$-	$	- $	993,796,824
Short Term Investments	20,493,978	43,900,000		-	64,393,978
Total Investments in Securities	$1,014,290,802	$43,900,000	$	- $	1,058,190,802

Global Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$262,269,619	$-	$	- $	262,269,619
Short Term Investments	-	12,400,000		-	12,400,000
Total Investments in Securities	$262,269,619	$12,400,000	$	- $	274,669,619

International Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$4,632,078,953	$-	$	- $	4,632,078,953
Short Term Investments	55,773,767	-		-	55,773,767
Total Investments in Securities	$4,687,852,720	$-	$	- $	4,687,852,720

[a] Includes common and preferred stocks as well as other equity investments.
[b] For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/ LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 25, 2016

By /s/ MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date  November 25, 2016